Subsequent Events	12 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period [abstract]
Subsequent Events	SUBSEQUENT EVENTS(a)Quarterly dividendOn July 20, 2022, the Company declared a quarterly dividend of CAD $0.08 per share on its common shares, payable in cash on August 26, 2022 to shareholders of record at the close of business on August 11, 2022.